Equity - Schedule of Stock Warrant Activity (Details) - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock Warrant Activity [Line Items]
Number of Warrants, Outstanding beginning balance	95,746	182,996	43,035
Weighted Average Exercise Price, Outstanding beginning balance	$ 24.06
Number of Warrants, Repricing adjustment	1,722,556
Weighted Average Exercise Price, Repricing adjustment	$ 0.33
Number of Warrants, Granted	13,063,728		169,527
Weighted Average Exercise Price, Granted	$ 0.51
Number of Warrants, Exercised	(1,733,571)	(87,250)	(6,278)
Weighted Average Exercise Price, Exercised	$ (0.33)	$ 18.41	$ 50.77
Number of Warrants, Outstanding ending balance	13,148,459	95,746	182,996
Weighted Average Exercise Price, Outstanding ending balance	$ 0.64
Number of Warrants, Exercisable	84,731
Weighted Average Exercise Price, Exercisable	$ 20.4